Label	Element	Value
BNY Mellon Emerging Markets Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56.48% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	56.48%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets. Emerging market countries generally include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets Index. The fund's portfolio allocations, sector weightings and risk characteristics are a result of bottom-up fundamental analysis and may vary from those of the MSCI Emerging Markets Index at any given time. Normally, the fund will invest in companies in a broad range of (and in any case at least five different) emerging market countries and may invest in companies of any market capitalization. The stocks purchased for the fund may have value and/or growth characteristics.

The fund's sub-adviser, Newton Investment Management Limited (NIM), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYIA), employs a bottom-up investment approach which emphasizes individual stock selection. In selecting stocks for the fund's portfolio, the fund's sub-adviser considers the qualitative and quantitative attributes of companies within the emerging markets investment universe, including governance standards, long term growth outlook, business franchise quality, pricing power, returns on invested capital and financial leverage. The stock selection process is designed to produce a diversified portfolio of equity securities perceived by the fund's sub-adviser to have attractive quality and growth characteristics and priced at a level that offers an attractive risk-reward profile for investors. The fund may overweight or underweight certain emerging market countries, companies, industries or market sectors relative to the MSCI Emerging Markets Index. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular emerging market countries. As of the date of this prospectus, the fund expects to have significant exposure to securities of companies in China, India, South Korea and Taiwan and to securities of companies in the information technology sector.

The fund typically sells a stock when the fund's sub-adviser determines the attributes of the business have fundamentally deteriorated relative to their previously held view, or when developments (including stock price moves) have caused the risk-reward profile of the investment to have fundamentally deteriorated.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI Emerging Markets Index, a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI Emerging Markets Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q2: 20.19 Worst Quarter 2020, Q1: (26.73) The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 21.66%.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

The fund changed its investment strategy on August 6, 2015. Prior to that date, the fund allocated its assets between a core investment style and a value investment style at the discretion of the fund's investment adviser. In addition, effective October 21, 2022, NIM became the fund's sub-adviser and the fund's investment approach, process and strategy were modified. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 6, 2015 and October 21, 2022 shown in the bar chart and table reflects the fund's investment strategy in effect prior to those dates.

Year-by-Year Total Returns as of 12/31 each year (%)
Class M

During the periods shown in the chart: Best Quarter 2020, Q2: 20.19 Worst Quarter 2020, Q1: (26.73)

The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 21.66%.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/24
BNY Mellon Emerging Markets Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Emerging Markets Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Emerging Markets Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Emerging Markets Fund | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

BNY Mellon Emerging Markets Fund | · Growth and value stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

BNY Mellon Emerging Markets Fund | · Foreign investment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

BNY Mellon Emerging Markets Fund | · Foreign currency risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign currency risk: Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

BNY Mellon Emerging Markets Fund | · Emerging market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Emerging market risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, auditing, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, additional transaction costs, delays in settlement procedures, unexpected market closures, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

BNY Mellon Emerging Markets Fund | · Country, company, industry and market sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Country, company, industry and market sector risk: The fund may overweight or underweight its investments in certain countries, companies, industries or market sectors relative to the MSCI Emerging Markets Index, which may cause the fund's performance to be more or less sensitive to positive or negative developments affecting those countries, companies, industries or sectors.

BNY Mellon Emerging Markets Fund | · China risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• China risk: Investments in China are subject to the risks associated with greater governmental control over the economy, political and legal uncertainties and currency fluctuations or blockage. In particular, the Chinese Communist Party exercises significant control over economic growth in China through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. Attempts by the government of the People's Republic of China to exert greater control over Hong Kong's economic, political and legal structures or its existing social policy, could negatively affect investor confidence in Hong Kong, which in turn could negatively affect markets and business performance of issuers located in Hong Kong. The Chinese economy and markets may be adversely affected by protectionist trade policies, slow economic activity in other Asian countries or worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. China's economy may be dependent on the economies of other Asian countries, many of which are developing countries. In addition, the imposition of tariffs or other trade barriers by the U.S. or other foreign governments on exports from China may have an adverse impact on Chinese issuers and China's economy as a whole. Additionally, U.S. executive orders current prohibit U.S. persons, including the fund, from transacting in securities of any Chinese company identified as a "Communist Chinese military company" or determined to be involved with China's "surveillance technology sector," including transactions in instruments that are derivative of, or are designed to provide investment exposure to, prohibited securities of such companies. It is unclear how long the executive orders will continue in effect, but to the extent that they do and further companies are designated, there may be a material adverse impact on the value of those securities.

BNY Mellon Emerging Markets Fund | · India risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• India risk: Investments in Indian issuers involve risks that are specific to India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). The securities markets in India are relatively underdeveloped and may subject the fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. Further, the fund's investments are subject to fluctuations in the value of the Indian rupee. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. In addition, religious and border disputes persist in India. India has historically experienced hostilities with neighboring countries, such as Pakistan and China, and the Indian government has confronted separatist movements in several Indian states. Instability as a result of these social and political tensions could adversely impact the value of the fund's investments in India.

BNY Mellon Emerging Markets Fund | · South Korea risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• South Korea risk: Investments in South Korean issuers may subject the fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea's neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy.

BNY Mellon Emerging Markets Fund | · Taiwan risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Taiwan risk: Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political, currency and economic risks. Political and economic developments of Taiwan's neighbors may have an adverse effect on Taiwan's economy. Specifically, Taiwan's geographic proximity and history of political contention with mainland China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market.

BNY Mellon Emerging Markets Fund | · Information technology sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Information technology sector risk: The information technology sector has been among the most volatile sectors of the stock market. To the extent the fund's investments are significantly exposed to companies in the information technology sector, the fund's performance will be significantly affected by developments in that sector. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Technology companies are heavily dependent on patent and other intellectual property rights. In addition, these companies are strongly affected by worldwide technological developments, government regulation, and increased competition, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled.

BNY Mellon Emerging Markets Fund | · Large-cap stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Large-cap stock risk: To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

BNY Mellon Emerging Markets Fund | · Small and midsize company risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

BNY Mellon Emerging Markets Fund | · Liquidity risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

BNY Mellon Emerging Markets Fund | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Mellon Emerging Markets Fund | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Emerging Markets Fund | MSCI Emerging Markets Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.64%
BNY Mellon Emerging Markets Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMKX
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.15%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.14%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.20%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	790
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,758
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The year-to-date total return of the fund's Class M shares as of
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	21.66%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	20.19%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(26.73%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.02%
Annual Return [Percent]	oef_AnnlRtrPct	(16.64%)
Annual Return [Percent]	oef_AnnlRtrPct	10.62%
Annual Return [Percent]	oef_AnnlRtrPct	42.59%
Annual Return [Percent]	oef_AnnlRtrPct	(19.34%)
Annual Return [Percent]	oef_AnnlRtrPct	21.95%
Annual Return [Percent]	oef_AnnlRtrPct	12.95%
Annual Return [Percent]	oef_AnnlRtrPct	5.40%
Annual Return [Percent]	oef_AnnlRtrPct	(21.56%)
Annual Return [Percent]	oef_AnnlRtrPct	9.34%
Annual Return [Percent]	oef_AnnlRtrPct	1.94%
BNY Mellon Emerging Markets Fund | Class M | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.77%
BNY Mellon Emerging Markets Fund | Class M | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.63%
BNY Mellon Emerging Markets Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIEGX
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.15%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.14%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.20%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.49%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.77%

[1]	Includes .01% of interest expense and commitment fees from borrowings.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund's average daily net assets until December 31, 2026. On or after December 31, 2026, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.